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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 -----------------------------------
   Address:      30 Federal Street, Boston, MA 02110
                 -----------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-289-7604
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ David Matthews                Boston, MA      November 12, 2009
   ---------------------------        ----------------   -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: 383,125
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2    COLUMN 3    COLUMN 4              COLUMN 5          COLUMN 6 COLUMN 7        COLUMN 8
                                                              Shares/Prn                  Invstmt  Other       Voting Authority
NAME OF ISSUER       TITLE OF CLASS   CUSIP     Value (x1000) amt         Sh/Prn Put/Call Discretn Mangers  Sole       Shared None
Airvana Inc.         Common Stock     00950V101        142.85     21,100. Sh              Sole                 21,100.      0    0
American Tower Corp. Common Stock     029912201        826.28     22,700. Sh              Sole                 22,700.      0    0
Apple Computer Inc   Common Stock     037833100      8,173.94     44,100. Sh              Sole                 44,100.      0    0
Asml Holding N.V.    ADRS             N07059186      8,763.51    296,365. Sh              Sole                296,365.      0    0
Atmel Corp.          Common Stock     049513104        109.36     26,100. Sh              Sole                 26,100.      0    0
Avago Technologies
 Ltd                 Common Stock     Y0486S104      4,301.64    252,000. Sh              Sole                252,000.      0    0
Brocade
 Communications
 Systems Inc.        Common Stock     111621306      6,060.06    771,000. Sh              Sole                771,000.      0    0
Cablevision Systems
 Corporation         Common Stock     12686C109      3,405.75    143,400. Sh              Sole                143,400.      0    0
Centennial
 Communications
 Corp.               Common Stock     15133V208        849.07    106,400. Sh              Sole                106,400.      0    0
Cisco Systems  Inc.  Common Stock     17275R102     21,357.84    907,300. Sh              Sole                907,300.      0    0
Citrix Systems Inc.  Common Stock     177376100     12,859.59    327,800. Sh              Sole                327,800.      0    0
Clearwire
 Corporation         Common Stock     18538Q105        793.49     97,600. Sh              Sole                 97,600.      0    0
Dish Network Corp.   Common Stock     25470M109     18,360.56    953,300. Sh              Sole                953,300.      0    0
Ebay Inc.            Common Stock     278642103        851.96     36,100. Sh              Sole                 36,100.      0    0
Emc Corporation      Common Stock     268648102     40,882.37  2,399,200. Sh              Sole              2,399,200.      0    0
Emulex Corporation   Common Stock     292475209      6,069.04    589,800. Sh              Sole                589,800.      0    0
Iac/Interactivecorp. Common Stock     44919P508      2,650.95    131,300. Sh              Sole                131,300.      0    0
International
 Business Machines
 Corporation         Common Stock     459200101     31,935.87    267,000. Sh              Sole                267,000.      0    0
Isilon Systems Inc.  Common Stock     46432L104         65.27     10,700. Sh              Sole                 10,700.      0    0
Kla-Tencor Corp.     Common Stock     482480100     12,461.35    347,500. Sh              Sole                347,500.      0    0
Leap Wireless
 International Inc.  Common Stock     521863308      1,798.60     92,000. Sh              Sole                 92,000.      0    0
Lions Gate
 Entertainment Corp. Common Stock     535919203        800.18    129,900. Sh              Sole                129,900.      0    0
Mattson Technology
 Inc                 Common Stock     577223100        113.93     40,400. Sh              Sole                 40,400.      0    0
Maxim Integrated
 Products Inc.       Common Stock     57772K101     11,783.38    649,580. Sh              Sole                649,580.      0    0
Metropcs
 Communications Inc. Common Stock     591708102      7,545.10    806,100. Sh              Sole                806,100.      0    0
Micrel Inc.          Common Stock     594793101         90.47     11,100. Sh              Sole                 11,100.      0    0
Microsoft Corp       Common Stock     594918104     32,245.16  1,253,700. Sh              Sole              1,253,700.      0    0
Netapp Inc.          Common Stock     64110D104      8,372.18    313,800. Sh              Sole                313,800.      0    0
News Corporation     Common Stock     65248E104     19,440.98  1,625,500. Sh              Sole              1,625,500.      0    0
Novell Inc.          Common Stock     670006105        183.56     40,700. Sh              Sole                 40,700.      0    0
Palm Inc.            Common Stock     696643105      8,406.99    481,500. Sh              Sole                481,500.      0    0
Qlogic Corporation   Common Stock     747277101      4,926.08    286,400. Sh              Sole                286,400.      0    0
Renesola Ltd         ADRS             75971T103        708.99    147,400. Sh              Sole                147,400.      0    0
Semitool Inc         Common Stock     816909105        104.78     12,400. Sh              Sole                 12,400.      0    0
Sonus Networks Inc.  Common Stock     835916107        130.80     61,700. Sh              Sole                 61,700.      0    0
Sprint Nextel Corp.  Common Stock     852061100      9,319.24  2,359,300. Sh              Sole              2,359,300.      0    0
Starent Networks
 Corporation         Common Stock     85528P108      3,919.76    154,200. Sh              Sole                154,200.      0    0
Teradyne Inc.        Common Stock     880770102      5,579.03    603,138. Sh              Sole                603,138.      0    0
The Directv Group
 Inc.                Common Stock     25459L106     46,406.11  1,682,600. Sh              Sole              1,682,600.      0    0
Time Warner Cable
 Inc                 Common Stock     88732J207      9,596.14    222,700. Sh              Sole                222,700.      0    0
Virage Logic
 Corporation         Common Stock     92763R104      1,015.32    194,880. Sh              Sole                194,880.      0    0
Xilinx Inc.          Common Stock     983919101     17,098.94    730,100. Sh              Sole                730,100.      0    0
Yahoo! Inc.          Common Stock     984332106     12,618.72    708,519. Sh              Sole                708,519.      0    0